UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/05

Check here if Amendment [ ]; Amendment                      Number: ___
This Amendment (Check only one.):                           [ ]is a restatement.
                                                            [ ]adds new holdings
                                                            entries.
Institutional Investment Manager Filing                     this Report:

Name:        Robshaw & Julian Associates, Inc.

Address:     6255 Sheridan Drive, Suite 400,
             Williamsville, New York 14221


Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        James P. Julian
Title:       Vice President
Phone:       716-633-6555

Signature, Place, and Date of Signing:

James P. Julian                Williamsville, New York               2/7/06

 [Signature]                        [City, State]                    [Date]

Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)


Form 13F File Number               Name

28-_7320                           Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:   $134,759,157


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE   PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8457880  241309          x       none        x      0    0
WYETH                          COMMON           983024100  7118045  154505          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  6330895  107158          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  5562742  118862          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  5903649  105592          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5411526   79313          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5296850  170591          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  5258497  107734          x       none        x      0    0
AFLAC INC                      COMMON            1055102   5246528  113023          x       none        x      0    0
P&G                            COMMON           742718109  5142580   88849          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4995234   86768          x       none        x      0    0
INTEL CORP                     COMMON           458140100  4673885  187255          x       none        x      0    0
UPS                            COMMON           911312106  3975435   52900          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4592956   86725          x       none        x      0    0
BP                             COMMON           556221074  4468107   69575          x       none        x      0    0
ALTRIA                         COMMON           02209s103  4372913   58524          x       none        x      0    0
SUNCOR                         COMMON           867229106  4176050   66150          x       none        x      0    0
DENTSPLY                       COMMON           249030107  4154049   77371          x       none        x      0    0
TEVA                           COMMON           881624209  3993479   92850          x       none        x      0    0
PFIZER                         COMMON           717081103  3758531  161172          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  3259951   86425          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3249948  124281          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3197477   56925          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  3151244   24675          x       none        x      0    0
DONALDSON                      COMMON           257651109  2769844   87102          x       none        x      0    0
STRYKER                        COMMON           863667101  2718005   61175          x       none        x      0    0
CISCO                          COMMON           17275R102  2564148  149775          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  2418845   27490          x       none        x      0    0
MC CORMICK                     COMMON           579780206  2226240   72000          x       none        x      0    0
J P MORGAN CHASE               COMMON           46625H100  1254799   31615          x       none        x      0    0
3M                             COMMON           88579Y101  1085000   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100   894660   22200          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   864925   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   703333   16549          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   395486   17210          x       none        x      0    0
M&T                            COMMON           55261F104   338055    3100          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    297666   10984          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   251320    4000          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   228380    3800          x       none        x      0    0